Fair Value Measurements (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Entity Information [Line Items]
Unrealized Gain (Loss) on Investments	$ 0.4	$ 0.4	$ 0.6	$ 0.7	$ 0.7	$ 0.5